Note 9 - Contingencies And Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
9.	Contingencies and commitments

Litigation

On March 16, 2011 the Company filed a complaint against Alnylam. On April 6, 2011 Alnylam filed an answer and counter-claim to the Company’s complaint. On June 3, 2011, the Company filed an amended complaint against Alnylam and expanded its complaint to include AlCana Technologies, Inc. (“AlCana”). On June 28, 2011 Alnylam filed an amended answer and counter-claim and on July 15, 2011 AlCana filed its answer and counter-claim to the Company’s amended complaint.

The Company’s amended complaint against Alnylam is for misappropriation and misuse of trade secrets, know-how and other confidential information, unfair and deceptive trade practices, unjust enrichment, unfair competition and false advertising, breach of contract, breach of the implied covenant of good faith and fair dealing, tortious interference with contractual relationships, and civil conspiracy. The suit, filed in the Business Litigation Session of the Massachusetts Superior Court (“BLS Court”), alleges Alnylam exploited its confidential relationship as a collaborator with the Company to misappropriate the Company’s proprietary lipid nanoparticle delivery technology, resulting in damage to the Company’s intellectual property and business interests. The amended complaint also adds AlCana as a defendant and asserts claims alleging misappropriation of trade secrets, tortious interference with contractual relations, unjust enrichment, unfair and deceptive acts and trade practices, and civil conspiracy against AlCana. The Company is seeking damages based on Alnylam’s conduct as alleged in the amended complaint including termination of Alnylam’s license to the Company’s technology.

Alnylam’s answer and amended counter-claim alleges, in summary, breach of contract: contractual dispute resolution and confidentiality provisions, defamation, breach of covenant not to sue, breach of patent prosecution cooperation and non-use provisions, and breach of an implied covenant of good faith and fair dealing. Alnylam’s defamation counter-claim was dismissed by the BLS Court in September 2011 including an award of attorney’s fees and costs. The BLS Court has set a trial date of October 30, 2012.

AlCana’s answer and amended counter-claim alleges, in summary, breach of contract and breach of an implied covenant of good faith and fair dealing.

The Company has signed an agreement with its legal counsel with respect to this litigation that includes success-based contingent fees.

On November 16, 2011, the Company disclosed that it had filed a Notice of Civil Claim in the Supreme Court of British Columbia against certain individuals from AlCana alleging that thousands of confidential documents containing the Company’s confidential information and trade secrets were downloaded and taken. The Company also filed a Notice of Application seeking an injunction ordering the documents and derivative materials be returned. The Company is also seeking general and punitive damages. On January 10, 2012, the Company disclosed that the Supreme Court of British Columbia had granted its application for an injunction that orders confidential documents and materials be returned to the Company and prohibits the use of the Company’s confidential information. The injunction also requires the defendants to identify every person and corporation to whom the information was provided or communicated.

On January 17, 2012, the Company disclosed that Alnylam filed a patent infringement lawsuit against Tekmira in the U.S. District Court of Massachusetts. Isis Pharmaceuticals, Inc. is named as a co-plaintiff in the suit. The context for this infringement suit has arisen out of the Company’s ongoing litigation with Alnylam and AlCana.

The Company has not recorded an estimated liability associated with Alnylam’s answer and amended counter-claim or patent infringement lawsuit due to the uncertainties related to both the likelihood and the amount of any potential loss. The Company has not recorded an estimated liability for contingently payable success-based legal fees due to the uncertainties related to both the likelihood and the amount of the fees.

Property lease

Effective July 29, 2009 the Company signed an amendment to the operating lease for its laboratory and office premises. The amended lease expires in July 2014 but the Company has the option to extend the lease to 2017 and then to 2022 and then to 2027. The amended lease included a signing incentive payment. In accordance with the Company’s accounting policy the signing incentive payment is being amortized on a straight-line basis over the term of the amended lease.

Following the lease amendment the minimum commitment, contracted sub-lease income and net commitment for rent and estimated operating costs, are as follows:

	Lease commitment	Sub-lease income	Net commitment

Year ended December 31, 2012	$1,285,000	$(186,000)	$1,099,000
Year ended December 31, 2013	1,285,000	-	1,285,000
Year ended December 31, 2014	750,000	-	750,000
	$3,320,000	$(186,000)	$3,134,000

The Company’s lease expense, net of sub-lease income, for the year ended December 31, 2011 of $933,528 has been recorded in the consolidated statements of operations and comprehensive loss in research, development, collaborations and contracts and general and administrative expenses (2010 - $931,606; 2009 - $1,008,290).

The Company has netted $194,281 of sub-lease income against lease expense in the year ended December 31, 2011 (year ended December 31, 2010 - $194,281; 2009 - $191,376).

Product development partnership with the Canadian Government

The Company entered into a Technology Partnerships Canada ("TPC") agreement with the Canadian Federal Government on November 12, 1999.  Under this agreement, TPC agreed to fund 27% of the costs incurred by the Company, prior to March 31, 2004, in the development of certain oligonucleotide product candidates up to a maximum contribution from TPC of $9,329,912.  As at December 31, 2011, a cumulative contribution of $3,701,571 has been received and the Company does not expect any further funding under this agreement.  In return for the funding provided by TPC, the Company agreed to pay royalties on the share of future licensing and product revenue, if any, that is received by the Company on certain non-siRNA oligonucleotide product candidates covered by the funding under the agreement.  These royalties are payable until a certain cumulative payment amount is achieved or until a pre-specified date.  In addition, until a cumulative amount equal to the funding actually received under the agreement has been paid to TPC, the Company agreed to pay royalties on the share of future product revenue, if any, for Marqibo that is received by the Company. To December 31, 2011 the Company had not made any royalty payments to TPC.

Contingently payable promissory notes

On March 25, 2008, Protiva declared dividends totaling US$12,000,000. The dividend was paid by Protiva issuing promissory notes on May 23, 2008. Recourse against Protiva for payment of the promissory notes will be limited to Protiva’s receipt, if any, of up to US$12,000,000 in license payments from Merck (see note 3(h)). Protiva will pay these funds if and when it receives them, to the former Protiva shareholders in satisfaction of the promissory notes. As contingent items the US$12,000,000 receivable and the related promissory notes payable are not recorded in the Company’s consolidated balance sheet.

License and collaboration agreement with Halo-Bio RNAi Therapeutics, Inc. (“Halo-Bio”)

On August 24, 2011, the Company entered into a license and collaboration agreement (the “Agreement”) with Halo-Bio. Under the Agreement, Halo-Bio granted the Company an exclusive license to its multivalent ribonucleic acid (“MV-RNA”) technology. The Agreement provides for the companies to work together to design and develop MV-RNA molecules to gene targets of interest to the Company and to combine MV-RNA molecules with the Company’s LNP technology to develop therapeutic products.

The Company paid Halo-Bio an initial license fee of $97,940 (US$100,000) and recorded this amount as a research and development expense in the consolidated statement of operations and comprehensive loss.

Under the Agreement, the maximum future license fees and other contingent payments are US$1,960,000 and the Company will pay up to US$12,700,000 in milestones on each product developed plus royalties.